Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 14 — LEASES

The Company has various operating leases for clinics and office spaces.

As of December 31, 2025 and December 31, 2024, the right-of-use assets totaled $504,192, and $98,570, respectively.

As of December 31, 2025 and December 31, 2024, lease liabilities consist of the following:

	2025	2024
Operating lease
Lease liabilities – current portion	$238,105	$108,526
Lease liabilities – non-current portion	272,359	10,231
Total	$510,464	$118,757

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

Not later than 1 year	$262,244
Between 1 to 2 years	184,041
Between 2 to 5 years	118,800
Total lease payments	565,085
Less: imputed interest	(54,621)
Total operating lease liabilities, net of interest	$510,464

Other lease information is as follows:

	2025	2024
	2.37 years	2.75 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$207,787	$234,767

As of December 31, 2025 and December 31, 2024, there were $504,192 and $98,570 right of use (“ROU”) assets and $510,464 and $118,757 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using an incremental borrowing rate of the minimum loan rate and the Hong Kong Dollar Best Lending Rate (“BLR”) minus 0.125% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.6% and 5.5% respectively.